Derivative Instruments And Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Changes In AOCI By Component

The changes in AOCI by component for the six months ended June 30, 2016 and July 2, 2015 were as follows (in millions):

	Six Months Ended
	June 30, 2016	July 2, 2015	Income Statement Location
Balance at beginning of period	$—	$(1.6)
Amounts reclassified from AOCI:
Amortization on discontinued cash flow hedges	—	1.6	Amortization of terminated derivatives

Total amounts reclassified from AOCI	—	1.6

Net other comprehensive income	—	1.6

Balance at end of period	$—	$—

	Year Ended
	December 31, 2015	January 1, 2015	December 26, 2013	Income Statement Location
Balance at beginning of period	$(1.6)	$(11.6)	$(21.9)
Amounts reclassified from AOCI:
Amortization on discontinued cash flow hedges	1.6	10.0	10.3	Amortization of terminated derivatives

Total amounts reclassified from AOCI	1.6	10.0	10.3

Net other comprehensive income	1.6	10.0	10.3

Balance at end of period	$—	$(1.6)	$(11.6)